Measurement of financial assets and liabilities - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of movements in level 3 assets measured at fair value
Transfers into level 3	$ 0
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	430
Assets at end of year	364	$ 430
Equity securities and portfolio holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	64,753
Assets at end of year	81,002	64,753
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	83,064
Assets at end of year	73,804	83,064
Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	2,904	865
Total gain (loss) in income statement	(81)	27
Total (losses) gains recorded in other comprehensive income	(32)	6
Purchases and other additions	464	524
Sales	(101)	(7)
Transfers into level 3		1,489
Assets at end of year	3,154	2,904
Net unrealised (loss) gains on financial instruments held at the end of the year	(143)	29
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year		3
Sales		(3)
Level 3 | Equity securities and portfolio holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	2,864	824
Total gain (loss) in income statement	(84)	25
Total (losses) gains recorded in other comprehensive income	(31)	6
Purchases and other additions	462	524
Sales	(94)	(4)
Transfers into level 3		1,489
Assets at end of year	3,117	2,864
Net unrealised (loss) gains on financial instruments held at the end of the year	(146)	27
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	40	38
Total gain (loss) in income statement	3	2
Total (losses) gains recorded in other comprehensive income	(1)
Purchases and other additions	2
Sales	(7)
Assets at end of year	37	40
Net unrealised (loss) gains on financial instruments held at the end of the year	$ 3	$ 2